Borrowings (Tables)	3 Months Ended
Mar. 31, 2020
Borrowings
Schedule of borrowings

	March 31,	December 31,
	2020	2019
	€ 1,000	€ 1,000
Innovation credit	7,481	7,191
Accrued interest on innovation credit	3,389	3,124
Convertible notes	2,476	2,473
Accrued interest on convertible notes	304	264

Total borrowings	13,650	13,052
Current portion	(519)	(343)
	13,131	12,709